091-07235fm

For Internal Use Only SECURITIES AND EXCHANGE COMMISSION
Sec File No. RECEIVED

DEC 22 2009

DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	August 31, 2010
Estimated average burden hours per response	3.60

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchan

10045860

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Chicago Board Options Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Broker-Dealer
3. Class of New Derivative Securities Product:
Exchange-Traded Fund
4. Name of Underlying Instrument:
Eaton Vance Tax-Managed Buy-Write Opportunities Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
ETV
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
NASDAQ/NYSE
8. Settlement Methodology of New Derivative Securities Product:
Not Applicable
9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Angelo Evangelou

Title:
Assistant General Counsel

Telephone Number:
(312) 786-7464

Manual Signature of Official Responsible for Form:

Date: 12/16/09

SEC 2449 (6-01)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 22 2009